Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Reserved Common Stock for Future Issuances

The Company had reserved common stock for future issuances as follows:

	December 31,
	2012	2013
Conversion of convertible preferred stock	5,991,757	10,491,140
Issuance of options under stock plan	168,571	9,533
Issuance upon exercise of options under stock plan	462,471	1,403,655
Issuance upon exercise of warrants to purchase Series B convertible preferred stock	—	173,912

Total	6,622,799	12,078,240